UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                     Investment Company Act File No. 811-8252
      ---------------------------------------------------------------------

                    CREDIT SUISSE EMERGING MARKETS FUND, INC.
    ------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

               466 Lexington Avenue, New York, New York 10017-3140
    -------------------------------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

                               J. Kevin Gao, Esq.
                    Credit Suisse Emerging Markets Fund, Inc.
                              466 Lexington Avenue
                          New York, New York 10017-3140

Registrant's telephone number, including area code: (212) 875-3500

Date of fiscal year end: October 31st

Date of reporting period: November 1, 2004 to October 31, 2005

ITEM 1. REPORTS TO STOCKHOLDERS.

                                                             CREDIT | ASSET
                                                             SUISSE | MANAGEMENT

CREDIT SUISSE FUNDS
Annual Report
October 31, 2005

o CREDIT SUISSE
  EMERGING MARKETS FUND

The Fund's investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Fund, are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 800-927-2874 or by writing to Credit Suisse Funds, P.O. Box 55030, Boston, MA 02205-5030.

Credit Suisse Asset Management Securities, Inc., Distributor, is located at 466 Lexington Ave., New York, NY 10017-3140. Credit Suisse Funds are advised by Credit Suisse Asset Management, LLC.

Investors in the Credit Suisse Funds should be aware that they may be eligible to purchase Common Class and/or Advisor Class shares (where offered) directly or through certain intermediaries. Such shares are not subject to a sales charge but may be subject to an ongoing service and distribution fee of up to 0.50% of average daily net assets. Investors in the Credit Suisse Funds should also be aware that they may be eligible for a reduction or waiver of the sales charge with respect to Class A, B or C shares. For more information, please review the relevant prospectuses or consult your financial representative.

The views of the Fund's management are as of the date of the letter and the Fund holdings described in this document are as of October 31, 2005; these views and Fund holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

Fund shares are not deposits or other obligations of Credit Suisse Asset Management, LLC ("CSAM") or any affiliate, are not FDIC-insured and are not guaranteed by CSAM or any affiliate. Fund investments are subject to investment risk, including loss of your investment.

CREDIT SUISSE EMERGING MARKETS FUND
ANNUAL INVESTMENT ADVISER'S REPORT
October 31, 2005 (unaudited)
--------------------------------------------------------------------------------

                                                               November 28, 2005

Dear Shareholder:

PERFORMANCE SUMMARY
11/01/04 - 10/31/05

SHARE CLASS/BENCHMARK                                                PERFORMANCE
   Common1                                                           27.70%
   Advisor1                                                          27.96%
   Class A1,2                                                        27.57%
   MSCI Emerging Markets Index3                                      34.34%

   Performance for the Fund's Class A Shares is without the maximum sales charge of 5.75%.2

MARKET OVERVIEW: EMERGING MARKETS SOAR IN GLOBAL RALLY

   The period was a positive one for stock markets around the world, aided by optimism over global economic growth and generally favorable earnings reports. Late-period weakness notwithstanding, emerging markets as a group had overall strong returns in absolute terms and as compared with developed stock markets, helped in part by high and rising commodity prices, which for many commodity-exporting emerging economies resulted in stronger financial profiles.

   By region, Latin America outpaced the broad emerging market universe, reflecting strong returns from Brazil and Mexico. Asia was positive across the board, but as a region underperformed. The Europe/Middle East/Africa segment
(EMEA) was in the middle of the pack, though certain of its smaller markets posted triple-digit gains for the period.

STRATEGIC REVIEW: ASIAN HOLDINGS UNDERPERFORM WHILE EMEA STOCKS SHINE

   The Fund participated in the broad rally in emerging markets, although it underperformed its benchmark, which we attribute almost entirely to its positioning in Asia. Most specifically, we were underweighted in Taiwanese technology-exporting companies, which outperformed the domestic companies we favored; underweighted in China's energy sector, which did well in the period; and had limited exposure to certain South Korean stocks that had strong showings. On the positive side, the Fund was aided by good stock selection within EMEA, in particular with regard to its Russian and South African holdings. This more than countered the Fund's underweighting in smaller EMEA markets, such as Egypt, that outperformed. Stock selection within Latin America was overall positive as well.

CREDIT SUISSE EMERGING MARKETS FUND
ANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
October 31, 2005 (unaudited)
--------------------------------------------------------------------------------

   In terms of regional allocation, as of the end of the period we were overweighted in Latin America, with a focus on Brazil and Mexico, where we believe earnings growth and interest rate reductions could support equities. We had an underweighting in EMEA as a whole, primarily due to our underweightings in the smaller central European markets, lack of exposure to smaller Middle Eastern markets and our underweighting in South Africa. We ended the period overweighted in Russia, which we think could benefit from high oil prices and a related improvement in domestic liquidity. We remain broadly neutral in Asia, with an emphasis on China, South Korea and, to a lesser extent, Thailand. As of the end of the period, Taiwan and India were underweighted positions in the portfolio, as were certain smaller southeastern Asian markets.

   Looking ahead, concerns that inflation and energy costs could begin to slow global growth may spark periodic volatility in emerging markets, especially markets that have outperformed and which may be at or near historic valuation peaks. That said, our intermediate term view on emerging markets remains generally optimistic, based on valuation and earnings profiles that we believe still compare favorably with developed markets, healthy and improving economic fundamentals in many emerging countries and supportive global liquidity. We will continue to look for any significant market downturns as buying opportunities in stocks we deem attractive.

The Credit Suisse Emerging Markets Team

Neil Gregson
Annabel Betz
Jonathan S. Ong
Elizabeth H. Eaton
Matthew J.K. Hickman

   The Fund may involve a greater degree of risk than other funds that seek capital growth by investing in larger, more-developed markets. International investing entails special risk considerations, including currency fluctuations, lower liquidity, economic and political risks, and differences in accounting methods; these risks are generally heightened for emerging-market investments.

   In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign market, industry and economic trends and developments and government regulation and their potential impact on the Fund's investment portfolio. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future and their impact on the Fund could be materially different from those projected, anticipated or implied. The Fund has no obligation to update or revise forward-looking statements.

CREDIT SUISSE EMERGING MARKETS FUND
ANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
October 31, 2005 (unaudited)
--------------------------------------------------------------------------------

           COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE
           CREDIT SUISSE EMERGING MARKETS FUND1 COMMON CLASS SHARES,
         ADVISOR CLASS SHARES AND THE MSCI EMERGING MARKETS FREE INDEX3
                                 FOR TEN YEARS.


LINE CHART:

         CREDIT SUISSE EMERGING MARKETS FUND1 -- COMMON CLASS -- $12,639
        CREDIT SUISSE EMERGING MARKETS FUND1 -- ADVISOR CLASS -- $12,108
                  MSCI EMERGING MARKETS FREE INDEX3 -- $17,566

                                CREDIT SUISSE
                                     EMERGING               MSCI
              CREDIT SUISSE           MARKETS           EMERGING
           EMERGING MARKETS          FUND1 --            MARKETS
                   FUND1 --           ADVISOR               FREE
               COMMON CLASS             CLASS             INDEX3
10/95                 10000             10000              10000
                       9938              9929               9822
                      10344             10330              10257
                      10982             10965              10986
                      11107             11081              10812
                      11386             11358              10896
                      12329             12297              11332
                      12014             11984              11281
                      11871             11841              11351
                      11018             10992              10576
                      11080             11054              10846
                      11278             11251              10940
10/96                 10946             10920              10648
                      11287             11251              10827
                      11372             11336              10876
                      12095             12052              11618
                      12384             12338              12115
                      12104             12061              11797
                      12393             12347              11818
                      13052             13000              12156
                      13495             13438              12807
                      13622             13564              12998
                      12032             11980              11344
                      12203             12150              11658
10/97                  9774              9725               9745
                       9232              9189               9390
                       9100              9049               9616
                       8397              8353               8862
                       9584              9529               9787
                       9831              9773              10211
                       9717              9660              10100
                       8359              8306               8716
                       7836              7779               7802
                       7941              7685               8049
                       5595              5409               5722
                       5775              5587               6085
10/98                  6260              6058               6725
                       6506              6293               7285
                       6440              6227               7179
                       6051              5841               7063
                       5937              5728               7132
                       6535              6312               8072
                       7399              7149               9071
                       7646              7384               9018
                       8615              8315              10041
                       8577              8278               9769
                       8653              8343               9858
                       8435              8136               9524
10/99                  8805              8494               9727
                      10239              9867              10599
                      11940             11504              11947
                      11864             11429              12018
                      12699             12247              12177
                      12282             11843              12236
                      10771             10385              11076
                      10505             10121              10618
                      10857             10460              10992
                      10344              9961              10427
                      10363              9980              10478
                       9204              8861               9563
10/00                  8577              8259               8870
                       7646              7356               8095
                       8002              7694               8290
                       9002              8663               9431
                       8355              8033               8693
                       7564              7271               7839
                       8012              7704               8226
                       8107              7798               8325
                       7859              7553               8154
                       7364              7083               7639
                       7059              6791               7563
                       5944              5710               6393
10/01                  6268              6029               6789
                       6802              6537               7498
                       7183              6904               8093
                       7392              7111               8368
                       7469              7177               8505
                       7764              7459               9017
                       7793              7487               9075
                       7621              7318               8931
                       7049              6763               8261
                       6545              6283               7632
                       6516              6255               7750
                       5849              5616               6914
10/02                  6125              5879               7362
                       6440              6171               7869
                       6202              5945               7608
                       6087              5832               7575
                       5925              5672               7370
                       5716              5474               7161
                       6135              5870               7799
                       6526              6236               8359
                       6897              6594               8835
                       7297              6979               9388
                       7859              7506              10019
                       7850              7487              10092
10/03                  8431              8042              10951
                       8478              8089              11085
                       8974              8560              11889
                       9355              8927              12311
                       9736              9303              12879
                       9907              9463              13045
                       9155              8738              11978
                       9031              8626              11742
                       9012              8607              11796
                       8793              8409              11587
                       9088              8682              12072
                       9622              9199              12770
10/04                  9898              9463              13076
                      10641             10178              14287
                      11225             10740              14975
                      11168             10683              15022
                      12035             11523              16341
                      11129             10655              15264
                      10863             10401              14858
                      11177             10702              15381
                      11425             10938              15912
                      12247             11729              17038
                      12438             11919              17191
                      13472             12906              18794
10/05                 12639             12108              17566


           COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE
            CREDIT SUISSE EMERGING MARKETS FUND1 CLASS A SHARES2 AND
                     THE MSCI EMERGING MARKETS FREE INDEX3,4
                           FROM INCEPTION (11/30/01).

LINE CHART:

                CREDIT SUISSE EMERGING MARKETS FUND1 -- CLASS A2
                     (WITH MAXIMUM SALES CHARGE) -- $17,385
                 MSCI EMERGING MARKETS FREE INDEX3,4 -- $23,427

              CREDIT
              SUISSE
            EMERGING
             MARKETS
            FUND1 --
            CLASS A2                 MSCI
               (WITH             EMERGING
             MAXIMUM              MARKETS
               SALES                 FREE
             CHARGE)             INDEX3,4
11/01           9425                10000
                9947                10794
               10251                11160
               10343                11343
               10778                12025
               10818                12103
               10580                11910
                9789                11017
                9090                10179
                9050                10336
                8127                 9221
10/02           8496                 9819
                8931                10495
                8602                10146
                8404                10102
                8179                 9829
                7889                 9551
                8456                10401
                8997                11148
                9512                11783
               10053                12521
               10831                13362
               10778                13459
10/03          11583                14605
               11649                14784
               12322                15856
               12850                16419
               13404                17177
               13641                17397
               12586                15975
               12427                15660
               12401                15732
               12098                15454
               12493                16101
               13245                17031
10/04          13628                17439
               14644                19054
               15452                19971
               15360                20034
               16561                21793
               15320                20358
               14951                19815
               15386                20513
               15716                21221
               16854                22722
               17120                22927
               18538                25065
10/05          17385                23427

CREDIT SUISSE EMERGING MARKETS FUND
ANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
October 31, 2005 (unaudited)
--------------------------------------------------------------------------------

                AVERAGE ANNUAL RETURNS AS OF SEPTEMBER 30, 20051
                ------------------------------------------------

                                                                           SINCE
                                        1 YEAR     5 YEARS   10 YEARS  INCEPTION
                                        ----------------------------------------
Common Class5                           40.02%      7.92%       2.57%      4.01%
Advisor Class5                          40.29%      7.81%       2.13%      3.60%
Class A Without Sales Charge            39.96%       --          --       19.31%
Class A With Maximum Sales Charge       31.95%       --          --       17.46%

                 AVERAGE ANNUAL RETURNS AS OF OCTOBER 31, 20051
                                                                           SINCE
                                        1 YEAR     5 YEARS   10 YEARS  INCEPTION
                                        ----------------------------------------
Common Class5                           27.70%      8.06%       2.37%      3.37%
Advisor Class5                          27.96%      7.95%       1.93%      2.96%
Class A Without Sales Charge            27.57%       --          --       16.92%
Class A With Maximum Sales Charge       20.23%       --          --       15.15%

      Returns represent past performance and include change in share price and reinvestment of dividends and capital gains. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. The current performance of the Fund may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance information current to the most recent month-end is available at www.csam.com/us.

--------------------

1 Fee waivers and/or expense reimbursements may reduce expenses for the Fund, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.

2 Total return for the Fund's Class A shares for the reporting period, based on offering price (with maximum sales charge of 5.75%), was 20.23%.

3 The Morgan Stanley Capital International EMF (Emerging Markets Free) Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. It is the exclusive property of Morgan Stanley Capital International Inc. Investors cannot invest directly in an index.

4 Performance for the benchmark is not available for the period beginning November 30, 2005 (commencement of operations). For that reason, performance is shown for the period beginning December 1, 2005.

5  Inception date: 12/30/94.

CREDIT SUISSE EMERGING MARKETS FUND
ANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
October 31, 2005 (unaudited)
--------------------------------------------------------------------------------

INFORMATION ABOUT YOUR FUND'S EXPENSES

   As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six month period ended October 31, 2005.

   The table illustrates your Fund's expenses in two ways:

   o ACTUAL FUND RETURN. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

   o HYPOTHETICAL 5% FUND RETURN. This helps you to compare your Fund's ongoing expenses with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

   Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

CREDIT SUISSE EMERGING MARKETS FUND
ANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
October 31, 2005 (unaudited)
--------------------------------------------------------------------------------

                EXPENSES AND VALUE OF A $1,000 INVESTMENT FOR THE
                    SIX MONTH PERIOD ENDED OCTOBER 31, 2005
--------------------------------------------------------------------------------
                                              COMMON      ADVISOR
ACTUAL FUND RETURN                            CLASS       CLASS       CLASS A
                                              ----------------------------------
Beginning Account Value 5/1/05                $1,000.00   $1,000.00   $1,000.00
Ending Account Value 10/31/05                 $1,163.60   $1,164.20   $1,162.80
Expenses Paid per $1,000*                     $   10.63   $    9.27   $   10.63

HYPOTHETICAL 5% FUND RETURN
Beginning Account Value 5/1/05                $1,000.00   $1,000.00   $1,000.00
Ending Account Value 10/31/05                 $1,015.38   $1,016.64   $1,015.38
Expenses Paid per $1,000*                     $    9.91   $    8.64   $    9.91

                                              COMMON      ADVISOR
                                              CLASS       CLASS       CLASS A
                                              ----------------------------------
ANNUALIZED EXPENSE RATIOS*                    1.95%       1.70%        1.95%


----------------
* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year period, then divided by 365.

   The "Expenses Paid per $1,000" and the "Annualized Expense Ratios" in the tables are based on actual expenses paid by the Fund during the period, net of fee waivers and/or expense reimbursements. If those fee waivers and/or expense reimbursements had not been in effect, the Fund's actual expenses would have been higher.

For more information, please refer to the Fund's prospectus.

CREDIT SUISSE EMERGING MARKETS FUND
ANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
October 31, 2005 (unaudited)

SECTOR BREAKDOWN*

BAR CHART:
FINANCIALS                                23.6%
INFORMATION TECHONOLOGY                   18.5%
TELECOMMUNICATION SERVICES                13.7%
ENERGY                                    13.1%
CONSUMER DISCRETIONARY                    10.2%
MATERIALS                                  8.2%
INDUSTRIALS                                5.1%
CONSUMER STAPLES                           4.3%
UTILITIES                                  2.2%
HEALTH CARE                                1.1%


----------------
* Expressed as a percentage of total investments (excluding security lending collateral) and may vary over time.

CREDIT SUISSE EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS
October 31, 2005
--------------------------------------------------------------------------------

                                                               NUMBER OF
                                                                 SHARES       VALUE
                                                               ----------     -----
COMMON STOCKS (92.7%)
ARGENTINA (1.0%)
Diversified Telecommunication Services (0.5%)
   Telecom Argentina SA ADR*ss.                                  14,300   $  188,188
                                                                          ----------

Oil & Gas (0.5%)
   Repsol YPF SA ADR                                              5,600      166,936
                                                                          ----------

TOTAL ARGENTINA                                                              355,124
                                                                          ----------

BRAZIL (5.5%)
Banks (1.1%)
   Banco Nossa Caixa SA*                                          3,900       64,589
   Unibanco - Uniao de Bancos Brasileiros SA GDR                  5,600      292,880
                                                                          ----------
                                                                             357,469
                                                                          ----------

Beverages (0.1%)
   Companhia de Bebidas das Americas ADR                          1,280       35,750
                                                                          ----------

Diversified Telecommunication Services (1.4%)
   Brasil Telecom Participacoes SA                            8,300,000       98,727
   Brasil Telecom Participacoes SA ADRss.                         2,400       99,864
   Tele Norte Leste Participacoes SA                              3,467       82,971
   Tele Norte Leste Participacoes SA ADRss.                      11,800      208,860
                                                                          ----------
                                                                             490,422
                                                                          ----------

Electric Utilities (0.5%)
   Obrascon Huarte Lain Brasil SA*                               18,200      169,697
                                                                          ----------

Oil & Gas (2.4%)
   Petroleo Brasileiro SA - Petrobras ADR                        14,100      808,917
                                                                          ----------

TOTAL BRAZIL                                                               1,862,255
                                                                          ----------

CANADA (0.2%)
Energy Equipment & Services (0.2%)
   Niko Resources, Ltd.                                           1,800       66,381
                                                                          ----------

TOTAL CANADA                                                                  66,381
                                                                          ----------

CHILE (1.3%)
Beverages (0.4%)
   Compania Cervecerias Unidas SA ADR                             6,200      151,404
                                                                          ----------

Diversified Telecommunication Services (0.4%)
   Compania de Telecomunicaciones de Chile SA ADRss.
                                                                 12,400      120,032
                                                                          ----------

Electric Utilities (0.5%)
   Enersis SA ADRss.                                             14,100      154,113
                                                                          ----------

TOTAL CHILE                                                                  425,549
                                                                          ----------

                 See Accompanying Notes to Financial Statements.


                                        8

CREDIT SUISSE EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2005
--------------------------------------------------------------------------------
                                                               NUMBER OF
                                                                 SHARES       VALUE
                                                               ----------     -----
COMMON STOCKS
CHINA (4.6%)
Banks (0.9%)
   China Construction Bank Series H*                          1,035,000   $  313,743
                                                                          ----------

Communications Equipment (0.6%)
   ZTE Corp. Series H                                            68,800      203,605
                                                                          ----------

Insurance (1.0%)
   China Life Insurance Company, Ltd. Series H*                 444,000      328,222
                                                                          ----------

Machinery (0.6%)
   Shanghai Electric Group Company, Ltd. Series H*              642,000      203,528
                                                                          ----------

Oil & Gas (0.8%)
   China Petroleum & Chemical Corp. Series H                    650,000      262,473
                                                                          ----------

Textiles & Apparel (0.7%)
   Ports Design, Ltd.                                           257,000      241,542
                                                                          ----------

TOTAL CHINA                                                                1,553,113
                                                                          ----------

COLOMBIA (0.6%)
Banks (0.6%)
   Bancolombia SA ADRss.                                          8,100      191,970
                                                                          ----------

TOTAL COLOMBIA                                                               191,970
                                                                          ----------

EGYPT (0.6%)
Wireless Telecommunication Services (0.6%)
   Orascom Telecom Holding SAE                                    2,200      218,951
                                                                          ----------

TOTAL EGYPT                                                                  218,951
                                                                          ----------

HONG KONG (3.4%)
Automobiles (0.5%)
   Denway Motors, Ltd.                                          510,000      153,865
                                                                          ----------

Internet Software & Services (0.6%)
   Tencent Holdings, Ltd.                                       190,000      198,063
                                                                          ----------

Oil & Gas (0.7%)
   CNOOC, Ltd.                                                  372,000      242,163
                                                                          ----------

Wireless Telecommunication Services (1.6%)
   China Mobile (Hong Kong), Ltd.                               121,500      545,022
                                                                          ----------

TOTAL HONG KONG                                                            1,139,113
                                                                          ----------

HUNGARY (1.3%)
Banks (0.9%)
   OTP Bank Rt.                                                   8,600      311,087
                                                                          ----------


                 See Accompanying Notes to Financial Statements.

                                        9

CREDIT SUISSE EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2005
--------------------------------------------------------------------------------
                                                               NUMBER OF
                                                                 SHARES       VALUE
                                                               ----------     -----
COMMON STOCKS
HUNGARY
Oil & Gas (0.4%)
   MOL Magyar Olaj-es Gazipari Rt.                                1,300   $  120,568
                                                                          ----------

TOTAL HUNGARY                                                                431,655
                                                                          ----------

INDIA (5.1%)
Chemicals (1.0%)
   Reliance Industries, Ltd. GDR Rule 144A++                      9,500      318,725
                                                                          ----------

Diversified Financials (0.3%)
   ICICI Bank, Ltd. ADR                                           4,600      108,790
                                                                          ----------

Diversified Telecommunication Services (1.1%)
   Bharti Tele-Ventures, Ltd.*                                   51,600      369,730
                                                                          ----------

Electric Utilities (0.7%)
   National Thermal Power Corporation, Ltd.                     105,000      226,498
                                                                          ----------

Electrical Equipment (0.6%)
   Bharat Heavy Electricals, Ltd.                                 8,200      206,589
                                                                          ----------

Gas Utilities (0.5%)
   Gail India, Ltd.                                              34,300      178,351
                                                                          ----------

IT Consulting & Services (0.9%)
   Infosys Technologies, Ltd. ADR                                 2,700      183,600
   Tata Consultancy Services, Ltd.                                4,326      134,505
                                                                          ----------
                                                                             318,105
                                                                          ----------

TOTAL INDIA                                                                1,726,788
                                                                          ----------

INDONESIA (0.8%)
Wireless Telecommunication Services (0.8%)
   PT Telekomunikasi Indonesia                                  548,000      275,247
                                                                          ----------

TOTAL INDONESIA                                                              275,247
                                                                          ----------

ISRAEL (3.6%)
Banks (0.8%)
   Bank Hapoalim, Ltd.                                           67,800      259,382
                                                                          ----------

Electronic Equipment & Instruments (0.5%)
   Orbotech, Ltd.*                                                8,000      173,840
                                                                          ----------

Insurance (0.6%)
   Harel Insurance Investments, Ltd.                              4,200      193,343
                                                                          ----------

Internet Software & Services (0.7%)
   Check Point Software Technologies, Ltd.*                      10,100      225,836
                                                                          ----------

                 See Accompanying Notes to Financial Statements.


                                       10

CREDIT SUISSE EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2005
--------------------------------------------------------------------------------
                                                               NUMBER OF
                                                                 SHARES       VALUE
                                                               ----------     -----
COMMON STOCKS
ISRAEL
Pharmaceuticals (1.0%)
   Teva Pharmaceutical Industries, Ltd. ADRss.                    9,400   $  358,328
                                                                          ----------

TOTAL ISRAEL                                                               1,210,729
                                                                          ----------

MALAYSIA (1.7%)
Banks (1.0%)
   Commerce Asset-Holding Berhad                                124,800      181,828
   Public Bank Berhad                                            96,800      167,958
                                                                          ----------
                                                                             349,786
                                                                          ----------

Diversified Telecommunication Services (0.7%)
   Telekom Malaysia Berhad                                       90,400      236,233
                                                                          ----------

TOTAL MALAYSIA                                                               586,019
                                                                          ----------

MEXICO (7.5%)
Beverages (0.6%)
   Fomento Economico Mexicano SA de CV ADR                        2,824      192,004
                                                                          ----------

Construction Materials (0.9%)
   Cemex SA de CV ADR                                             5,886      306,484
                                                                          ----------

Diversified Telecommunication Services (0.5%)
   Telefonos de Mexico SA de CV ADR                               8,400      169,512
                                                                          ----------

Food Products (0.9%)
   Gruma SA Series B                                             66,300      172,030
   Grupo Bimbo SA de CV Series A                                 44,100      146,047
                                                                          ----------
                                                                             318,077
                                                                          ----------

Household Durables (0.6%)
   Consorcio ARA SA de CV                                        56,700      209,099
                                                                          ----------

Media (0.7%)
   Grupo Televisa SA ADR                                          3,200      233,920
                                                                          ----------

Metals & Mining (0.5%)
   Grupo Mexico SA de CV Series B                                81,879      157,766
                                                                          ----------

Multiline Retail (0.5%)
   Wal-Mart de Mexico SA de CV Series V                          38,519      187,332
                                                                          ----------

Real Estate (0.5%)
   Urbi Desarrollos Urbanos SA de CV*                            27,335      172,341
                                                                          ----------

                 See Accompanying Notes to Financial Statements.


                                       11

CREDIT SUISSE EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2005
--------------------------------------------------------------------------------
                                                               NUMBER OF
                                                                 SHARES       VALUE
                                                               ----------     -----
COMMON STOCKS
MEXICO
Wireless Telecommunication Services (1.8%)
   America Movil SA de CV ADR Series L                           18,500   $  485,625
   America Telecom SA de CV Class A*                             27,800      110,736
                                                                          ----------
                                                                             596,361
                                                                          ----------

TOTAL MEXICO                                                               2,542,896
                                                                          ----------

OMAN (0.7%)
Banks (0.7%)
   Bank Muscat SAOG GDR Rule 144A*++                              9,700      234,546
                                                                          ----------

TOTAL OMAN                                                                   234,546
                                                                          ----------

PERU (0.4%)
Banks (0.4%)
   Credicorp, Ltd.                                                4,700      123,610
                                                                          ----------

TOTAL PERU                                                                   123,610
                                                                          ----------

PHILIPPINES (0.0%)
Diversified Financials (0.0%)
   SM Investments Corp.                                              50          207
                                                                          ----------

TOTAL PHILIPPINES                                                                207
                                                                          ----------

RUSSIA (6.6%)
Banks (1.3%)
   Sberbank RF                                                      500      444,739
                                                                          ----------

Oil & Gas (4.3%)
   Gazprom ADR                                                    6,200      366,606
   Lukoil ADR                                                    19,600    1,078,000
                                                                          ----------
                                                                           1,444,606
                                                                          ----------

Wireless Telecommunication Services (1.0%)
   AO VimpelCom ADR*ss.                                           8,300      332,000
                                                                          ----------

TOTAL RUSSIA                                                               2,221,345
                                                                          ----------

SINGAPORE (0.3%)
Chemicals (0.3%)
   Hi-P International, Ltd.                                     116,000       95,984
                                                                          ----------

TOTAL SINGAPORE                                                               95,984
                                                                          ----------

SOUTH AFRICA (9.1%)
Banks (2.1%)
   FirstRand, Ltd.                                              116,794      275,272
   Standard Bank Group, Ltd.                                     41,057      423,856
                                                                          ----------
                                                                             699,128
                                                                          ----------

                 See Accompanying Notes to Financial Statements.


                                       12


CREDIT SUISSE EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2005
------------------------------------------------------------------------------------
                                                               NUMBER OF
                                                                 SHARES       VALUE
                                                               ----------     -----
COMMON STOCKS
SOUTH AFRICA
Diversified Financials (0.6%)
   African Bank Investments, Ltd.                                65,900   $  196,835
                                                                          ----------

Household Durables (0.5%)
   Steinhoff International Holdings, Ltd.                        70,020      183,176
                                                                          ----------

Industrial Conglomerates (0.5%)
   Bidvest Group, Ltd.                                           13,100      175,701
                                                                          ----------

Insurance (0.8%)
   Sanlam, Ltd.                                                 154,620      284,874
                                                                          ----------

Media (0.9%)
   Naspers, Ltd. N Shares                                        21,000      303,572
                                                                          ----------

Metals & Mining (1.7%)
   African Rainbow Minerals, Ltd.*                               12,135       67,810
   Impala Platinum Holdings, Ltd.                                 3,100      339,998
   Mittal Steel South Africa, Ltd.                               21,300      167,708
                                                                          ----------
                                                                             575,516
                                                                          ----------

Oil & Gas (0.7%)
   Sasol                                                          6,900      218,089
                                                                          ----------

Specialty Retail (1.3%)
   Edgars Consolidated Stores, Ltd.                              42,930      190,887
   JD Group, Ltd.                                                23,000      246,521
                                                                          ----------
                                                                             437,408
                                                                          ----------

TOTAL SOUTH AFRICA                                                         3,074,299
                                                                          ----------

SOUTH KOREA (21.2%)
Auto Components (0.9%)
   Hyundai Mobis                                                  3,850      308,110
                                                                          ----------

Automobiles (2.5%)
   Hyundai Motor Company, Ltd.                                   11,320      839,700
                                                                          ----------

Banks (3.6%)
   Hana Bank                                                      5,300      192,146
   Kookmin Bank                                                  12,700      725,197
   Shinhan Financial Group Company, Ltd.                          8,600      289,287
                                                                          ----------
                                                                           1,206,630
                                                                          ----------

Construction & Engineering (1.0%)
   GS Engineering & Construction Corp.                            7,450      320,874
                                                                          ----------

Household Durables (1.1%)
   LG Electronics, Inc.                                           5,530      361,922
                                                                          ----------


                 See Accompanying Notes to Financial Statements.

                                       13

CREDIT SUISSE EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2005
--------------------------------------------------------------------------------
                                                               NUMBER OF
                                                                 SHARES       VALUE
                                                               ----------     -----
COMMON STOCKS
SOUTH KOREA
Industrial Conglomerates (0.5%)
   Daewoo Engineering & Construction Company, Ltd.               17,000   $  170,663
                                                                          ----------

Insurance (0.7%)
   Samsung Fire & Marine Insurance Company, Ltd.                  2,460      235,305
                                                                          ----------

Metals & Mining (1.2%)
   POSCO ADR                                                      7,600      389,804
                                                                          ----------

Multiline Retail (1.4%)
   Shinsegae Company, Ltd.                                        1,350      486,628
                                                                          ----------

Oil & Gas (0.6%)
   S-Oil Corp.                                                    2,900      217,927
                                                                          ----------

Semiconductor Equipment & Products (6.9%)
   Samsung Electronics Company, Ltd.                              4,362    2,330,928
                                                                          ----------

Wireless Telecommunication Services (0.8%)
   SK Telecom Company, Ltd.                                       1,500      272,257
                                                                          ----------

TOTAL SOUTH KOREA                                                          7,140,748
                                                                          ----------

TAIWAN (13.0%)
Automobiles (0.0%)
   China Motor Corp.                                                290          272
                                                                          ----------

Banks (0.0%)
   E.Sun Financial Holding Company, Ltd.                         27,110       16,305
                                                                          ----------

Chemicals (0.5%)
   Formosa Plastics Corp.                                       109,000      164,755
                                                                          ----------

Computers & Peripherals (2.9%)
   Advantech Company, Ltd.                                      110,372      243,472
   Asustek Computer, Inc.                                        68,000      178,637
   Chi Mei Optoelectronics Corp.                                146,382      148,316
   Chi Mei Optoelectronics Corp. GDR Rule 144A++                 24,502      246,001
   LITE-ON IT Corp.                                              10,700       11,128
   Quanta Computer, Inc.                                         97,650      135,175
                                                                          ----------
                                                                             962,729
                                                                          ----------

Diversified Telecommunication Services (0.5%)
   Chunghwa Telecom Company, Ltd.                               108,000      182,858
                                                                          ----------

Electrical Equipment (0.5%)
   Cheng Uei Precision Industry Company, Ltd.                    63,000      178,989
                                                                          ----------


                 See Accompanying Notes to Financial Statements.

                                       14

CREDIT SUISSE EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2005
--------------------------------------------------------------------------------
                                                               NUMBER OF
                                                                 SHARES       VALUE
                                                               ----------     -----
COMMON STOCKS
TAIWAN
Electronic Equipment & Instruments (1.8%)
   AU Optronics Corp. ADR                                        22,414   $  285,778
   Hon Hai Precision Industry Company, Ltd.                      74,137      321,168
                                                                          ----------
                                                                             606,946
                                                                          ----------

Insurance (1.5%)
   Cathay Financial Holding Company, Ltd.                       208,000      366,487
   Shin Kong Financial Holding Company, Ltd.                    181,049      130,737
                                                                          ----------
                                                                             497,224
                                                                          ----------

Metals & Mining (0.6%)
   China Steel Corp.                                            245,000      193,802
                                                                          ----------

Real Estate (0.3%)
   Cathay Real Estate Development Company, Ltd.                 314,000       96,108
                                                                          ----------

Semiconductor Equipment & Products (4.4%)
   Advanced Semiconductor Engineering, Inc.                     241,839      148,227
   MediaTek, Inc.                                                15,000      129,775
   Taiwan Semiconductor Manufacturing Company, Ltd.             622,097      965,373
   United Microelectronics Corp.                                441,170      235,316
                                                                          ----------
                                                                           1,478,691
                                                                          ----------

TOTAL TAIWAN                                                               4,378,679
                                                                          ----------

THAILAND (2.6%)
Banks (0.7%)
   Siam City Bank Public Company, Ltd.                          393,500      228,591
                                                                          ----------

Construction & Engineering (0.6%)
   Italian - Thai Development Public Company, Ltd.              907,300      196,828
                                                                          ----------

Oil & Gas (0.8%)
   Thai Oil Public Company, Ltd.                                153,800      265,790
                                                                          ----------

Wireless Telecommunication Services (0.5%)
   Advanced Info Service Public Company, Ltd.                    70,050      171,712
                                                                          ----------

TOTAL THAILAND                                                               862,921
                                                                          ----------

TURKEY (1.6%)
Banks (1.4%)
   Akbank T.A.S.                                                 41,596      260,604
   Turkiye Garanti Bankasi AS*                                   75,358      225,264
                                                                          ----------
                                                                             485,868
                                                                          ----------

Wireless Telecommunication Services (0.2%)
   Turkcell Iletisim Hizmetleri AS                               13,400       70,578
                                                                          ----------

TOTAL TURKEY                                                                 556,446
                                                                          ----------

TOTAL COMMON STOCKS (Cost  $22,543,551)                                   31,274,575
                                                                          ----------

                 See Accompanying Notes to Financial Statements.


                                       15

CREDIT SUISSE EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2005
--------------------------------------------------------------------------------
                                                               NUMBER OF
                                                                 SHARES       VALUE
                                                               ----------     -----
PREFERRED STOCKS (7.4%)
BRAZIL (7.4%)
Banks (0.6%)
   Banco Itau Holding Financeira SA                               8,800   $  210,637
                                                                          ----------

Beverages (0.3%)
   Companhia de Bebidas das Americas ADR                          2,600       92,300
                                                                          ----------

Diversified Telecommunication Services (1.1%)
   Telemar Norte Leste SA Class A                                 9,000      243,756
   Telesp - Telecomunicacoes de Sao Paulo SA                      7,100      141,228
                                                                          ----------
                                                                             384,984
                                                                          ----------

Electric Utilities (0.8%)
   AES Tiete SA                                               7,700,000      169,231
   Braskem SA Class A                                            11,200       96,472
                                                                          ----------
                                                                             265,703
                                                                          ----------

Industrial Conglomerates (1.1%)
   Bradespar SA                                                   6,900      180,753
   Itausa - Investimentos Itau SA                                62,907      188,253
                                                                          ----------
                                                                             369,006
                                                                          ----------

Metals & Mining (2.7%)
   Companhia Vale do Rio Doce (CVRD) ADR                         19,600      723,240
   Usinas Siderurgicas de Minas Gerais SA Series A                8,700      175,719
                                                                          ----------
                                                                             898,959
                                                                          ----------

Oil & Gas (0.8%)
   Petroleo Brasileiro SA - Petrobras ADR                         4,500      287,550
                                                                          ----------

TOTAL PREFERRED STOCKS (Cost  $1,339,779)                                  2,509,139
                                                                          ----------


RIGHTS (0.0%)
THAILAND (0.0%)
Diversified Telecommunication Services (0.0%)
   True Corporation Public Company, Ltd. strike price THB 19.10,
   expires April 2008*^ (Cost  $0)                              191,874            0
                                                                          ----------

SHORT-TERM INVESTMENT (4.7%)
   State Street Navigator Prime Fundss.ss.
     (Cost $1,566,874)                                        1,566,874    1,566,874
                                                                          ----------

TOTAL INVESTMENTS AT VALUE (104.8%) (Cost  $25,450,204)                   35,350,588

LIABILITIES IN EXCESS OF OTHER ASSETS (-4.8%)                             (1,617,859)
                                                                          ----------

NET ASSETS (100.0%)                                                      $33,732,729
                                                                         ===========

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2005
--------------------------------------------------------------------------------


                            INVESTMENT ABBREVIATIONS
                        ADR = American Depositary Receipt
                         GDR = Global Depositary Receipt


--------------------------------------------------------------------------------

*      Non-income producing security.
++ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2005, these securities amounted to a value of $799,272 or 2.37% of net assets.
^ Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Directors.
ss.    Security or portion thereof is out on loan.
ss.ss. Represents security purchased with cash collateral received for securities on loan.


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE EMERGING MARKETS FUND
STATEMENT OF ASSETS AND LIABILITIES
October 31, 2005
--------------------------------------------------------------------------------

ASSETS
   Investments at value, including collateral for securities on loan
      of $1,566,874 (Cost $25,450,204) (Note 2)                     $35,350,5881
   Cash                                                                     935
   Foreign currency at value (cost $131,049)                            131,338
   Dividend and interest receivable                                      48,932
   Receivable for investments sold                                      371,331
   Receivable for fund shares sold                                      196,161
   Prepaid expenses and other assets                                     27,610
                                                                    -----------
      Total Assets                                                   36,126,895
                                                                    -----------
LIABILITIES
   Advisory fee payable (Note 3)                                         25,651
   Administrative services fee payable (Note 3)                           5,412
   Distribution fee payable (Note 3)                                      8,844
   Payable upon return of securities loaned (Note 2)                  1,566,874
   Loan payable (Note 4)                                                483,000
   Payable for investments purchased                                    176,285
   Payable for fund shares redeemed                                      41,884
   Deferred foreign tax liability (Note 2)                               27,357
   Directors' fee payable                                                 5,502
   Other accrued expenses payable                                        53,357
                                                                    -----------
      Total Liabilities                                               2,394,166
                                                                    -----------
NET ASSETS
   Capital stock, $0.001 par value (Note 6)                               2,559
   Paid-in capital (Note 6)                                          77,815,288
   Undistributed net investment income                                   77,645
   Accumulated net realized loss on investments and
     foreign currency transactions                                  (54,036,752)
   Net unrealized appreciation from investments and
     foreign currency translations                                    9,873,989
                                                                    -----------
      Net Assets                                                    $33,732,729
                                                                    ===========
COMMON SHARES
   Net assets                                                       $32,176,563
   Shares outstanding                                                 2,438,437
                                                                    -----------
   Net asset value, offering price, and redemption price per share       $13.20
                                                                         ======
ADVISOR SHARES
   Net assets                                                       $ 1,090,088
   Shares outstanding                                                    85,409
                                                                    -----------
   Net asset value, offering price, and redemption price per share       $12.76
                                                                         ======
A SHARES
   Net assets                                                       $   466,078
   Shares outstanding                                                    35,549
                                                                    -----------
   Net asset value and redemption price per share                        $13.11
                                                                         ======
   Maximum offering price per share (net asset value/(1-5.75%))          $13.91
                                                                         ======


--------------------------------------------------------------------------------
1  Including $1,526,747 of securities on loan.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE EMERGING MARKETS FUND
STATEMENT OF OPERATIONS
For the Year Ended October 31, 2005
--------------------------------------------------------------------------------

INVESTMENT INCOME (Note 2)
   Dividends                                                         $1,054,545
   Interest                                                              16,718
   Securities lending                                                     4,920
   Foreign taxes withheld                                              (148,123)
                                                                     ----------
     Total investment income                                            928,060
                                                                     ----------
EXPENSES
   Investment advisory fees (Note 3)                                    439,859
   Administrative services fees (Note 3)                                 74,674
   Distribution fees (Note 3)
     Common Class                                                        84,379
     Class A                                                                847
   Transfer agent fees (Note 3)                                          97,621
   Custodian fees                                                        42,358
   Registration fees                                                     40,372
   Printing fees (Note 3)                                                25,536
   Audit fees                                                            22,567
   Directors' fees                                                       18,762
   Legal fees                                                            12,435
   Insurance expense                                                      3,990
   Commitment fees (Note 4)                                                 869
   Miscellaneous expense                                                 18,048
                                                                     ----------
     Total expenses                                                     882,317
   Less: fees waived (Note 3)                                          (199,102)
                                                                     ----------
     Net expenses                                                       683,215
                                                                     ----------
       Net investment income                                            244,845
                                                                     ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS AND
  FOREIGN CURRENCY RELATED ITEMS
   Net realized gain from investments (including Thailand
     Capital Gain Tax of $85,815)                                     5,899,727
   Net realized loss on foreign currency transactions                  (74,924)
   Net change in unrealized appreciation (depreciation)
     from investments                                                 2,444,898
   Net change in unrealized appreciation (depreciation)
     from foreign currency translations                                  25,419
                                                                     ----------
   Net realized and unrealized gain from investments and
     foreign currency related items                                   8,295,120
                                                                     ----------
   Net increase in net assets resulting from operations              $8,539,965
                                                                     ==========

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE EMERGING MARKETS FUND
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                          FOR THE YEAR        FOR THE YEAR
                                                              ENDED               ENDED
                                                         OCTOBER 31, 2005   OCTOBER 31, 2004
                                                         ----------------   ----------------
FROM OPERATIONS
  Net investment income                                     $   244,845      $   255,832
  Net realized gain from investments and foreign
   currency transactions                                      5,824,803        8,573,218
  Net change in unrealized appreciation (depreciation)
   from investments and foreign currency translations         2,470,317       (3,241,794)
                                                            -----------      -----------
   Net increase in net assets resulting from operations       8,539,965        5,587,256
                                                            -----------      -----------
FROM DIVIDENDS
  Dividends from net investment income
   Common Class shares                                         (169,468)              --
   Advisor Class shares                                          (9,668)              --
   Class A shares                                                (1,905)              --
                                                            -----------      -----------
   Net decrease in net assets
     resulting from dividends                                  (181,041)              --
                                                            -----------      -----------
FROM CAPITAL SHARE TRANSACTIONS (Note 6)
  Proceeds from sale of shares                                3,617,673        4,252,294
  Reinvestment of dividends                                     175,398               --
  Net asset value of shares redeemed                        (11,888,350)1    (13,752,206)2
                                                            -----------      -----------
   Net decrease in net assets from
     capital share transactions                              (8,095,279)      (9,499,912)
                                                            -----------      -----------
  Net increase (decrease) in net assets                         263,645       (3,912,656)
NET ASSETS
  Beginning of year                                          33,469,084       37,381,740
                                                            -----------      -----------
  End of year                                               $33,732,729      $33,469,084
                                                            ===========      ===========
Undistributed net investment income                         $    77,645      $    11,488
                                                            ===========      ===========

--------------------------------------------------------------------------------
1 Net of $1,150 of redemption fees retained by the Fund.

2 Net of $2,215 of redemption fees retained by the Fund.


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE EMERGING MARKETS FUND
FINANCIAL HIGHLIGHTS
(For a Common Class Share of the Fund Outstanding Throughout Each Year)
--------------------------------------------------------------------------------

                                                            FOR THE YEAR ENDED OCTOBER 31,
                                                --------------------------------------------------------
                                                  2005       2004       2003        2002          2001
                                                -------    -------    -------     -------       -------
PER SHARE DATA
  Net asset value, beginning of year            $ 10.39    $  8.86    $  6.43     $  6.58       $  9.03
                                                -------    -------    -------     -------       -------
INVESTMENT OPERATIONS
  Net investment income (loss)                    0.081      0.071      0.031       (0.00)1,2      0.04
  Net gain (loss) on investments
    and foreign currency related items
    (both realized and unrealized)                 2.79       1.46       2.40       (0.15)        (2.46)
                                                -------    -------    -------     -------       -------
      Total from investment operations             2.87       1.53       2.43       (0.15)        (2.42)
                                                -------    -------    -------     -------       -------
LESS DIVIDENDS
  Dividends from net investment income            (0.06)        --         --          --         (0.03)
                                                -------    -------    -------     -------       -------
REDEMPTION FEES                                   0.003      0.003      0.003       0.003            --
                                                -------    -------    -------     -------       -------
NET ASSET VALUE, END OF YEAR                    $ 13.20    $ 10.39    $  8.86     $  6.43       $  6.58
                                                =======    =======    =======     =======       =======

      Total return4                               27.70%     17.27%     37.64%      (2.28)%      (26.92)%
RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of year (000s omitted)        $32,177    $32,072    $36,139     $30,769       $40,463
    Ratio of expenses to average net assets        1.95%      1.95%      1.85%       1.65%         1.65%
    Ratio of net investment income (loss)
      to average net assets                        0.69%      0.72%      0.44%      (0.00)%5       0.41%
    Decrease reflected in above operating expense
      ratios due to waivers/reimbursements         0.57%      0.72%      0.97%       1.16%         0.86%
  Portfolio turnover rate                            90%       114%       156%        145%          188%

--------------------------------------------------------------------------------

1 Per share information is calculated using the average shares outstanding method.

2  This amount represents less than $(0.01) per share.

3  This amount represents less than $0.01 per share.

4 Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the years shown, total returns would have been lower.

5  Represents less than (0.01)%.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE EMERGING MARKETS FUND
FINANCIAL HIGHLIGHTS
(For an Advisor Class Share of the Fund Outstanding Throughout Each Year)
--------------------------------------------------------------------------------
                                                            FOR THE YEAR ENDED OCTOBER 31,
                                                -------------------------------------------------------
                                                  2005       2004       2003        2002          2001
                                                -------    -------    -------     -------       -------
PER SHARE DATA
  Net asset value, beginning of year            $ 10.06    $  8.56    $  6.25     $  6.41       $  8.78
                                                -------    -------    -------     -------       -------
INVESTMENT OPERATIONS
  Net investment income (loss)1                    0.11       0.09       0.01       (0.01)        0.002
  Net gain (loss) on investments and
    foreign currency related items
    (both realized and unrealized)                 2.69       1.41       2.30       (0.15)        (2.37)
                                                -------    -------    -------     -------       -------
      Total from investment operations             2.80       1.50       2.31       (0.16)        (2.37)
                                                -------    -------    -------     -------       -------
LESS DIVIDENDS
  Dividends from net investment income            (0.10)        --         --          --            --
                                                -------    -------    -------     -------       -------
NET ASSET VALUE, END OF YEAR                    $ 12.76    $ 10.06    $  8.56     $  6.25       $  6.41
                                                =======    =======    =======     =======       =======

      Total return3                               27.96%     17.52%     36.80%     (2.50)%       (26.99)%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of year (000s omitted)        $ 1,090    $ 1,181    $ 1,183     $ 1,105       $ 1,331
    Ratio of expenses to average net assets        1.70%      1.70%      2.10%       1.90%         1.91%
    Ratio of net investment income (loss)
      to average net assets                        0.94%      0.97%      0.16%      (0.19)%       (0.07)%
    Decrease reflected in above operating
      expense ratios due to
      waivers/reimbursements                       0.57%      0.72%      0.97%       1.19%         0.90%
  Portfolio turnover rate                            90%       114%       156%        145%          188%

--------------------------------------------------------------------------------
1 Per share information is calculated using the average shares outstanding method.

2  This amount represents less than $0.01 per share.

3 Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the years shown, total returns would have been lower.


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE EMERGING MARKETS FUND
FINANCIAL HIGHLIGHTS
(For a Class A Share of the Fund Outstanding Throughout Each Period)
--------------------------------------------------------------------------------
                                                                  FOR THE YEAR ENDED OCTOBER 31,
                                                           --------------------------------------------
                                                             2005       2004        2003         20021
                                                           -------    -------     -------       -------
PER SHARE DATA
  Net asset value, beginning of period                     $ 10.33    $  8.78     $  6.45       $  7.14
                                                           -------    -------     -------       -------
INVESTMENT OPERATIONS
  Net investment income (loss)                               0.092       0.032      (0.03)2        0.07
  Net gain (loss) on investments and foreign currency
    related items (both realized and unrealized)              2.75       1.52        2.36         (0.76)
                                                           -------    -------     -------       -------
      Total from investment operations                        2.84       1.55        2.33         (0.69)
                                                           -------    -------     -------       -------
LESS DIVIDENDS
  Dividends from net investment income                       (0.06)        --          --            --
                                                           -------    -------     -------       -------
Net asset value, end of period                             $ 13.11    $ 10.33     $  8.78       $  6.45
                                                           =======    =======     =======       =======

      Total return3                                          27.57%     17.65%      36.34%        (9.80)%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)                 $   466    $   216     $    60       $    90
    Ratio of expenses to average net assets                   1.95%      1.95%       1.85%         1.65%4
    Ratio of net investment income (loss)
      to average net assets                                   0.77%      0.32%      (0.41)%        1.92%4
    Decrease reflected in above operating expense
      ratios due to waivers/reimbursements                    0.57%      0.72%       0.97%         1.52%4
  Portfolio turnover rate                                       90%       114%        156%          145%

--------------------------------------------------------------------------------
1  For the period November 30, 2001 (inception date) through October 31, 2002.

2 Per share information is calculated using the average shares outstanding method.

3 Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

4  Annualized.


                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE EMERGING MARKETS FUND
NOTES TO FINANCIAL STATEMENTS
October 31, 2005
--------------------------------------------------------------------------------

NOTE 1. ORGANIZATION
--------------------------------------------------------------------------------

   Credit Suisse Emerging Markets Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company that seeks growth of capital. The Fund was incorporated under the laws of the State of Maryland on December 23, 1993.

   The Fund is authorized to offer three classes of shares: Common Class shares, Advisor Class shares, and Class A shares. Each class of shares in the Fund represents an equal pro rata interest in the Fund, except that they bear different expenses which reflect the difference in the range of services provided to them. The Fund's Common Class shares are closed to new investors, other than (1) investors in employee retirement, stock, bonus, pension or profit-sharing plans, (2) investment advisory clients of Credit Suisse Management, LLC ("CSAM"), (3) certain registered investment advisers ("RIAs"),
(4) certain broker-dealers and RIAs with clients participating in comprehensive fee programs and (5) employees of CSAM or its affiliates and current and former Directors or Trustees of funds advised by CSAM or its affiliates. Any Common Class shareholder as of the close of business on December 12, 2001 can continue to buy Common Class shares of the Fund and open new accounts under the same Social Security number. Effective December 12, 2001, the Fund closed its Advisor Class to new investments, except for reinvestment of dividends. Advisor Class shareholders may continue to hold Advisor Class shares but will be unable to add to their accounts. Although no further shares can be purchased, shareholders can redeem their Advisor Class shares through any available method. Class A shares are sold subject to a front-end sales charge of up to 5.75%.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

   A) SECURITY VALUATION -- The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. The Fund's equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied

CREDIT SUISSE EMERGING MARKETS FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
October 31, 2005
--------------------------------------------------------------------------------

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund's Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

   B) FOREIGN CURRENCY TRANSACTIONS -- The books and records of the Fund are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments in equity securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of equity securities. The Fund isolates that portion of realized gains and losses on investments in debt securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of debt securities.

   C) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Certain expenses are class-specific expenses and vary by class. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of the outstanding shares of that class. The cost of investments sold

CREDIT SUISSE EMERGING MARKETS FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
October 31, 2005
--------------------------------------------------------------------------------

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

is determined by use of the specific identification method for both financial reporting and income tax purposes.

   D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP").

   E) FEDERAL INCOME TAXES -- No provision is made for federal taxes as it is the Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

   F) USE OF ESTIMATES -- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

   G) SHORT-TERM INVESTMENTS -- The Fund, together with other funds/portfolios advised by Credit Suisse Asset Management, LLC ("CSAM"), an indirect, wholly-owned subsidiary of Credit Suisse Group, pools available cash into either a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Fund's custodian, or a money market fund advised by CSAM. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

   H) FORWARD FOREIGN CURRENCY CONTRACTS -- The Fund may enter into forward foreign currency contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency. The Fund will enter into forward foreign currency contracts primarily for hedging purposes. Forward foreign currency contracts are adjusted by the daily forward exchange rate of the underlying currency, and any

CREDIT SUISSE EMERGING MARKETS FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
October 31, 2005
--------------------------------------------------------------------------------

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or an offsetting position is entered into. At October 31, 2005, the Fund had no open forward foreign currency contracts.

   I) SECURITIES LENDING -- Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). Cash collateral received by the Fund in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by CSAM and may be invested in a variety of investments, including certain CSAM-advised funds, funds advised by SSB, the Fund's securities lending agent, or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

   SSB has been engaged by the Fund to act as the Fund's securities lending agent. The Fund's securities lending arrangement provides that the Fund and SSB will share the net income earned from the securities lending activities. During the year ended October 31, 2005, total earnings from the Fund's investment in cash collateral received in connection with securities lending arrangements was $51,054, of which $44,070 was rebated to borrowers (brokers). The Fund retained $4,920 in income from the cash collateral investment and SSB, as lending agent, was paid $2,064. The Fund may also be entitled to certain minimum amounts of income from its securities lending activities. Securities lending income is accrued as earned.

   J) OTHER -- The Fund may invest in securities of foreign countries and governments which involve certain risks in addition to those inherent in domestic investments. Such risks generally include, among others, currency risk (fluctuations in currency exchange rates), information risk (key information may be inaccurate or unavailable) and political risk (expropriation, nationalization or the imposition of capital or currency controls or punitive taxes). Other risks of investing in foreign securities include liquidity and valuation risks.

   The Fund's investments in securities of issuers located in less developed countries considered to be "emerging markets" involve risks in addition to those generally applicable to foreign securities. Focusing on emerging (less developed) markets involves higher levels of risk, including increased currency,

CREDIT SUISSE EMERGING MARKETS FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
October 31, 2005
--------------------------------------------------------------------------------

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

information, liquidity, market, political and valuation risks. Deficiencies in regulatory oversight, market infrastructure, shareholder protections and company laws could expose the Fund to operational and other risks as well. Some countries may have restrictions that could limit the Fund's access to attractive investment opportunities. Additionally, emerging markets often face serious economic problems (such as high external debt, inflation and unemployment) that could subject the Fund to increased volatility or substantial declines in value.

   The Fund may be subject to taxes imposed by countries in which it invests with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income or capital gains are earned.


NOTE 3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

   CSAM serves as investment adviser for the Fund. For its investment advisory services, CSAM is entitled to receive a fee from the Fund at an annual rate of 1.25% of the Fund's average daily net assets. For the year ended October 31, 2005, investment advisory fees earned and voluntarily waived were $439,859 and $199,102, respectively. CSAMwill not recapture from the Fund any fees it waived during the fiscal year ended October 31, 2005. Fee waivers and reimbursements are voluntary and may be discontinued by CSAM at any time.

   Credit Suisse Asset Management Limited (CSAM U.K.) ("CSAM U.K.") and Credit Suisse Asset Management Limited (CSAM Australia) ("CSAM Australia"), affiliates of CSAM, are sub-investment advisers to the Fund (the "Sub-Advisers"). CSAM U.K. and CSAM Australia's sub-investment advisory fees are paid by CSAM out of CSAM's net advisory fee and are not paid by the Fund.

   Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of CSAM, and SSB serve as co-administrators to the Fund.

   For its co-administrative services, CSAMSI currently receives a fee calculated at an annual rate of 0.10% of the Fund's average daily net assets. For the year ended October 31, 2005, co-administrative services fees earned by CSAMSI were $35,189.

CREDIT SUISSE EMERGING MARKETS FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
October 31, 2005
--------------------------------------------------------------------------------

NOTE 3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

   For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the year ended October 31, 2005, co-administrative services fees earned by SSB (including out-of-pocket expenses) were $39,485.

   In addition to serving as the Fund's co-administrator, CSAMSI currently serves as distributor of the Fund's shares. Pursuant to distribution plans adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, CSAMSI receives fees for its distribution services. These fees are calculated at the annual rate of 0.25% of the average daily net assets of the Common Class and Class A shares.

   Certain brokers, dealers and financial representatives provide transfer agent related services to the Fund, and receive compensation for these services from CSAM. CSAM is then reimbursed by the Fund. For the year ended October 31, 2005, the Fund reimbursed CSAM $72,742, which is included in the Fund's transfer agent expense.

   For the year ended October 31, 2005, CSAMSI and its affiliates advised the Fund that they retained $816 from commissions earned on the sale of the Fund's Class A shares.

   Merrill Corporation ("Merrill"), an affiliate of CSAM, has been engaged by the Fund to provide certain financial printing and fulfillment services. For the year ended October 31, 2005, Merrill was paid $8,763 for its services to the Fund.

NOTE 4. LINE OF CREDIT

   The Fund, together with other funds/portfolios advised by CSAM (collectively, the "Participating Funds"), participates in a $75 million committed, unsecured line of credit facility ("Credit Facility") for temporary or emergency purposes with Deutsche Bank, A.G. as administrative agent and syndication agent and SSB as operations agent. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee at a rate of 0.10% per annum on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at the Federal Funds rate plus 0.50%. At October 31, 2005, the Fund had loans outstanding of $483,000.

CREDIT SUISSE EMERGING MARKETS FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
October 31, 2005
--------------------------------------------------------------------------------

NOTE 4. LINE OF CREDIT

   During the year ended October 31, 2005, the Fund had borrowings under the Credit Facility as follows:

            AVERAGE DAILY     WEIGHTED AVERAGE       MAXIMUM DAILY
            LOAN BALANCE       INTEREST RATE %     LOAN OUTSTANDING
            -------------     ----------------     ----------------
              $483,000             4.625%              $483,000

NOTE 5. PURCHASES AND SALES OF SECURITIES

   For the year ended October 31, 2005, purchases and sales of investment securities (excluding short-term investments) were $31,158,993 and $39,006,577, respectively.


NOTE 6. CAPITAL SHARE TRANSACTIONS

   The Fund is authorized to issue three billion full and fractional shares of capital stock, $0.001 par value per share, of which one billion are classified as Common Class shares, one billion are classified as Advisor Class shares and one billion are classified as Class A shares. Transactions in capital shares of each class of the Fund were as follows:

                                                    COMMON CLASS
                                ------------------------------------------------------
                                     FOR THE YEAR ENDED        FOR THE YEAR ENDED
                                      OCTOBER 31, 2005          OCTOBER 31, 2004
                                ------------------------------------------------------
                                  SHARES          VALUE       SHARES         VALUE
                                ---------     -----------    ---------    -----------
Shares sold                       283,392     $ 3,411,924      378,683    $ 3,745,602
Shares issued in reinvestment of
dividends                          13,388         165,687           --             --
Shares redeemed                  (944,627)    (11,505,366)  (1,372,472)   (13,126,573)
                                ---------     -----------    ---------    -----------
Net decrease                     (647,847)    $(7,927,755)    (993,789)   $(9,380,971)
                                =========     ===========    =========    ===========
                                                    ADVISOR CLASS
                                ------------------------------------------------------
                                     FOR THE YEAR ENDED        FOR THE YEAR ENDED
                                      OCTOBER 31 , 2005         OCTOBER 31, 2004
                                ------------------------------------------------------
                                  SHARES          VALUE       SHARES         VALUE
                                ---------     -----------    ---------   -----------
Shares issued in reinvestment of
dividends                             745     $     8,801          --    $        --
Shares redeemed                   (32,705)       (360,793)    (20,888)      (203,254)
                                ---------     -----------    ---------   -----------
Net decrease                      (31,960)    $  (351,992)    (20,888)   $  (203,254)
                                =========     ===========   =========    ===========

CREDIT SUISSE EMERGING MARKETS FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
October 31, 2005
--------------------------------------------------------------------------------

NOTE 6. CAPITAL SHARE TRANSACTIONS

                                                       CLASS A
                                ------------------------------------------------------
                                    FOR THE YEAR ENDED        FOR THE YEAR ENDED
                                      OCTOBER 31, 2005          OCTOBER 31, 2004
                                ------------------------------------------------------
                                  SHARES          VALUE       SHARES         VALUE
                                ---------     -----------    ---------   -----------
Shares sold                        16,337     $   205,749      55,545    $   506,692
Shares issued in reinvestment of
dividends                              74             910          --             --
Shares redeemed                    (1,771)        (22,191)    (41,486)      (422,379)
                                ---------     -----------    ---------   -----------
Net increase                       14,640     $   184,468      14,059    $    84,313
                                =========     ===========   =========    ===========

   Effective September 16, 2002, a redemption fee of 2% of the value of Common Class shares redeemed or exchanged within 30 days from the date of purchase is charged to shareholders. Reinvested dividends and distributions are not subject to the fee. The fee is charged based on the value of shares at redemption, is paid directly to the Fund and becomes part of the Fund's daily net asset value calculation. When shares are redeemed that are subject to the fee, reinvested dividends and distributions are redeemed first, followed by the shares held longest.

   On October 31, 2005, the number of shareholders that held 5% or more of the outstanding shares of each class of the Fund was as follows:

                                 NUMBER OF         APPROXIMATE PERCENTAGE
                               SHAREHOLDERS         OF OUTSTANDING SHARES
                               ------------        ----------------------
            Common Class             4                          56%
            Advisor Class            5                          29%
            Class A                  7                          76%

   Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.


NOTE 7. FEDERAL INCOME TAXES

   Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of foreign currency transactions and losses deferred due to wash sales and the accrual of foreign capital gain tax.

   The tax characteristics of dividends paid during the years ended October 31, 2005 and 2004, respectively, by the Fund were as follows:

                                 ORDINARY INCOME
                                -----------------
                                   2005      2004
                                   ----      ----
                                 $181,041     $--

CREDIT SUISSE EMERGING MARKETS FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
October 31, 2005
--------------------------------------------------------------------------------

NOTE 7. FEDERAL INCOME TAXES

   At October 31, 2005, the components of distributable earnings on a tax basis for the Fund were as follows:

      Undistributed net investment income             $     77,645
      Accumulated realized loss                        (53,913,489)
      Unrealized appreciation                            9,750,726
                                                      ------------
                                                      $(44,085,118)
                                                      ============
   At October 31, 2005, the Fund had capital loss carryforwards available to offset possible future capital gains as follows:

                                    EXPIRES OCTOBER 31,
                      ------------------------------------------------
                          2007        2008         2009        2010
                      -----------  ----------  -----------  ----------
                      $29,987,751  $1,548,749  $18,753,909  $3,263,080

   During the tax year ended October 31, 2005, the Fund has utilized $5,843,147 of the capital loss carryforward.

   It is uncertain whether the Fund will be able to realize the benefits before they expire.

   At October 31, 2005, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $25,573,569, $10,551,628, ($774,609) and $9,777,019, respectively.

   At October 31, 2005, the Fund reclassified $2,353 to accumulated undistributed net investment income from accumulated net realized loss from investments, to adjust for current period permanent book/tax differences that arose principally from differing book/tax treatments of net operating losses, passive foreign investment companies, capital loss carryforwards and forward foreign currency contracts. Net assets were not affected by these reclassifications.


NOTE 8. CONTINGENCIES

   In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

CREDIT SUISSE EMERGING MARKETS FUND
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Directors and Shareholders of Credit Suisse Emerging Markets Fund, Inc.:

   In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Credit Suisse Emerging Markets Fund, Inc. (the "Fund") at October 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the years (or periods) presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2005 by correspondence with the custodian provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Baltimore, Maryland
December 19, 2005

CREDIT SUISSE EMERGING MARKETS FUND
INFORMATION CONCERNING DIRECTORS AND OFFICERS (UNAUDITED)
--------------------------------------------------------------------------------

                                                TERM                                          NUMBER OF
                                                OF OFFICE1                                    PORTFOLIOS IN
                                                AND                                           FUND
                                POSITION(S)     LENGTH          PRINCIPAL                     COMPLEX          OTHER
NAME, ADDRESS AND               HELD WITH       OF TIME         OCCUPATION(S) DURING          OVERSEEN BY      DIRECTORSHIPS
DATE OF BIRTH                   FUND            SERVED          PAST FIVE YEARS               DIRECTOR         HELD BY DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT DIRECTORS

Enrique Arzac                   Director,       Since           Professor of Finance          47               Director of The
c/o Credit Suisse Asset         Nominating      2005            and Economics,                                 Adams Express
Management, LLC.                Committee                       Graduate School of                             (a closed-end
Attn: General Counsel           Member and                      Business, Columbia                             investment
466 Lexington Avenue            Audit                           University since 1971.                         company);
New York, New York              Committee                                                                      Director of
10017-3140                      Chairman                                                                       Petroleum and
                                                                                                               Resources
Date of Birth:  02/10/41                                                                                       Corporation
                                                                                                               (a closed-end
                                                                                                               investment
                                                                                                               company)

Richard H. Francis              Director,       Since           Currently retired             41               None
c/o Credit Suisse Asset         Nominating      1999
Management, LLC                 and Audit
Attn: General Counsel           Committee
466 Lexington Avenue            Member
New York, New York
10017-3140

Date of Birth:  04/23/32

Jeffrey E. Garten               Director,       Since           The Juan Trippe               40               Director of
Box 208200                      Nominating      19982           Professor in the Practice                      Aetna, Inc.
New Haven, Connecticut          and Audit                       of International Trade,                        (insurance
06520-8200                      Committee                       Finance and Business                           company);
                                Member                          from July 2005 to                              Director of
Date of Birth:  10/29/46                                        present; Partner and                           CarMax Group
                                                                Chairman of Garten                             (used car dealers)
                                                                Rothkopf (consulting
                                                                firm) from October 2005
                                                                to present; Dean of Yale
                                                                School of Management
                                                                from November 1995
                                                                to June 2005.

Peter F. Krogh                  Director,       Since           Dean Emeritus and             40               Director of
301 ICC                         Nominating      2001            Distinguished Professor                        Carlisle Companies
Georgetown University           and Audit                       of International Affairs                       Incorporated
Washington, DC 20057            Committee                       at the Edmund A.                               (diversified
                                Member                          Walsh School of                                manufacturing
Date of Birth:  02/11/37                                        Foreign Service,                               company)
                                                                Georgetown University
                                                                from June 1995
                                                                to present.


--------------
1  Each Director and Officer serves until his or her respective successor has been duly elected and qualified.

2 Mr. Garten was initially appointed as a Director of the fund on February 6, 1998. He resigned as Director on February 3, 2000, and was subsequently reapppointed on December 21, 2000.


                                       34


CREDIT SUISSE EMERGING MARKETS FUND
INFORMATION CONCERNING DIRECTORS AND OFFICERS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------
                                                TERM                                          NUMBER OF
                                                OF OFFICE1                                    PORTFOLIOS IN
                                                AND                                           FUND
                                POSITION(S)     LENGTH          PRINCIPAL                     COMPLEX          OTHER
NAME, ADDRESS AND               HELD WITH       OF TIME         OCCUPATION(S) DURING          OVERSEEN BY      DIRECTORSHIPS
DATE OF BIRTH                   FUND            SERVED          PAST FIVE YEARS               DIRECTOR         HELD BY DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT DIRECTORS

James S. Pasman, Jr.            Director,       Since           Currently retired             42               Director of
c/o Credit Suisse Asset         Nominating      1999                                                           Education
Management, LLC                 and Audit                                                                      Management
Attn: General Counsel           Committee                                                                      Corp.
466 Lexington Avenue            Member
New York, New York
10017-3140

Date of Birth:  12/20/30

Steven N. Rappaport             Chairman of     Trustee         Partner of Lehigh Court,      46               Director of
Lehigh Court, LLC               the Board of    since           LLC and RZ Capital                             Presstek, Inc.
40 East 52nd Street             Directors,      1999            (private investment                            (digital imaging
New York, New York              Nominating and  firms)          from July 2002                                 technologies
10022                           Committee       Chairman        to present; Transition                         company); Director
                                Chairman        since           Adviser to SunGard                             of Wood Resources,
Date of Birth:  07/10/48        and Audit       2005            Securities Finance, Inc.                       LLC. (plywood
                                Committee                       from February 2002 to                          manufacturing
                                Member                          July 2002; President of                        company)
                                                                SunGard Securities
                                                                Finance, Inc. from 2001
                                                                to February 2002;
                                                                President of Loanet, Inc.
                                                                (on-line accounting
                                                                service) from 1997 to 2001.

INTERESTED DIRECTOR

Michael E. Kenneally3,4         Director        Since           Chairman and Global           40               None
c/o Credit Suisse Asset                         2004            Chief Executive Officer
Management, LLC                                                 of CSAM from March
Attn: General Counsel                                           2003 to 2005; Chairman
466 Lexington Avenue                                            and Chief Investment Officer
New York, New York                                              of Banc of America Capital
10017-3140                                                      Management from
                                                                1998 to March 2003.
Date of Birth:  03/30/54

--------------
3 Mr. Kenneally is a Director who is an "interested person" of the Fund as defined in the 1940 Act, because he was an officer of CSAM within the last two fiscal years.

4 Effective July 31, 2005, Steven B. Plump was appointed as Chief Executive Officer and President of the Fund. Mr. Kenneally, who previously held these positions, resigned effective July 31, 2005.

CREDIT SUISSE EMERGING MARKETS FUND
INFORMATION CONCERNING DIRECTORS AND OFFICERS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

                                                TERM OF
                                                OFFICE1 AND
                                POSITION(S)     LENGTH
NAME, ADDRESS AND               HELD WITH       OF TIME
DATE OF BIRTH                   FUND            SERVED     PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
-----------------------------------------------------------------------------------------------------------------
OFFICERS

Steven B. Plump4                Chief           Since      Managing Director; Associated with CSAM or its
Credit Suisse Asset             Executive       2005       predecessor since 1995; Officer of other Credit
Management, LLC                 Officer and                Suisse Funds
466 Lexington Avenue            President
New York, New York
10017-3140

Date of Birth:  02/08/59

Michael A. Pignataro            Chief           Since      Director and Director of Fund Administration of CSAM;
Credit Suisse Asset             Financial       1999       Associated with CSAM or its predecessor since 1984;
Management, LLC                 Officer and                Officer of other Credit Suisse Funds
466 Lexington Avenue            Treasurer
New York, New York
10017-3140

Date of Birth:  11/15/59

Emidio Morizio                  Chief           Since      Director and Global Head of Compliance of CSAM;
Credit Suisse Asset             Compliance      2004       Associated with CSAM since July 2000; Vice President
Management, LLC                 Officer                    and Director of Compliance of Forstmann-Leff
466 Lexington Avenue                                       Associates from 1998 to June 2000; Officer of
New York, New York                                         other Credit Suisse Funds
10017-3140

Date of Birth:  09/21/66

Ajay Mehra                      Chief           Since      Director and General Counsel (Americas) of CSAM
Credit Suisse Asset             Legal Officer   2004       since September 2004; Senior Associate of Shearman
Management, LLC                                            & Sterling LLP from September 2000 to September 2004;
466 Lexington Avenue                                       Senior Counsel of the SEC Division of Investment
New York, New York                                         Management from June 1997 to September 2000;
10017-3140                                                 Officer of other Credit Suisse Funds

Date of Birth:  08/14/70

J. Kevin Gao                    Vice President  Since      Vice President and Associate General Counsel of CSAM;
Credit Suisse Asset             and Secretary   2004       Associated with CSAM since July 2003; Associated with
Management, LLC                                            the law firm of Willkie Farr & Gallagher LLP from 1998
466 Lexington Avenue                                       to 2003; Officer of other Credit Suisse Funds
New York, New York
10017-3140

Date of Birth:  10/13/67

Robert Rizza                    Assistant       Since      Assistant Vice President of CSAM; Associated with
Credit Suisse Asset             Treasurer       2002       CSAM since 1998; Officer of other Credit Suisse Funds
Management, LLC
466 Lexington Avenue
New York, New York
10017-3140

Date of Birth:  12/09/65

--------------
4 Effective July 31, 2005, Steven B. Plump was appointed as Chief Executive Officer and President of the Fund. Mr. Kenneally, who previously held these positions, resigned effective July 31, 2005.

The Statement of Additional Information includes additional information about the Directors and is available, without charge, upon request, by calling 800-927-2874.

CREDIT SUISSE EMERGING MARKETS FUND
TAX INFORMATION LETTER
October 31, 2005 (unaudited)
--------------------------------------------------------------------------------

IMPORTANT TAX INFORMATION FOR CORPORATE SHAREHOLDERS

   For the fiscal year ended October 31, 2005 certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Complete information will be reported in conjunction with your 2005 Form 1099-DIV.

   For the fiscal year ended October 31, 2005, the Fund designated approximately $181,041, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for reduced tax rates. These lower rates range from 5% to 15% depending on an individual's tax bracket. If the Fund pays a distribution during calendar year 2005, completed information will be reported in conjunction with Form 1099-DIV.

CREDIT SUISSE EMERGING MARKETS FUND
PROXY VOTING AND PORTFOLIO HOLDINGS INFORMATION
--------------------------------------------------------------------------------

   Information regarding how the Fund voted proxies related to its portfolio securities during the 12-month period ended June 30 of each year, as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

   o  By calling 1-800-927-2874

   o  On the Fund's website, www.csam.com/us

   o On the website of the Securities and Exchange Commission, http://www.sec.gov.

   The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

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                                       39

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                                       40

P.O. BOX 55030, BOSTON, MA 02205-5030                        CREDIT | ASSET
800-927-2874 o WWW.CSAM.COM/US                               SUISSE | MANAGEMENT

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.        EMK-AR-1005

ITEM 2. CODE OF ETHICS.

The registrant has adopted a code of ethics applicable to its Chief Executive Officer, President, Chief Financial Officer and Chief Accounting Officer, or persons performing similar functions. A copy of the code is filed as Exhibit 12(a)(1) to this Form. There were no amendments to the code during the fiscal year ended October 31, 2005. There were no waivers or implicit waivers from the code granted by the registrant during the fiscal year ended October 31, 2005.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's governing board has determined that it has four audit committee financial experts serving on its audit committee: Enrique R. Arzac, Richard H. Francis, James S. Pasman, Jr., and Steven N. Rappaport. Each audit committee financial expert is "independent" for purposes of this item.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) through (d). The information in the table below is provided for services rendered to the registrant by its independent registered public accounting firm, PricewaterhouseCoopers LLP ("PwC"), for its fiscal years ended October 31, 2004 and October 31, 2005.

---------------------------------------- -------------------------------------- --------------------------------------
                                         2004                                   2005
---------------------------------------- -------------------------------------- --------------------------------------
Audit Fees                               $12,972                                $12,515
---------------------------------------- -------------------------------------- --------------------------------------
Audit-Related Fees1                      $4,500                                 $3,150
---------------------------------------- -------------------------------------- --------------------------------------
Tax Fees2                                $2,323                                 $2,439
---------------------------------------- -------------------------------------- --------------------------------------
All Other Fees                           --                                     --
---------------------------------------- -------------------------------------- --------------------------------------
Total                                    $19,795                                $18,104
---------------------------------------- -------------------------------------- --------------------------------------

1 Services include agreed-upon procedures in connection with the registrant's semi-annual financial statements ($3,000 for 2004 and $3,150 for 2005), the registrant's third quarter 2004 Form N-Q filing ($1,500) in 2004.

2 Tax services in connection with the registrant's excise tax calculations and review of the registrant's applicable tax returns.

The information in the table below is provided with respect to non-audit services that directly relate to the registrant's operations and financial reporting and that were rendered by PwC to the registrant's investment adviser, Credit Suisse Asset Management, LLC ("CSAM"), and any service provider to the registrant controlling, controlled by or under common control with CSAM that provided ongoing services to the registrant ("Covered Services Provider"), for the registrant's fiscal years ended October 31, 2004 and October 31, 2005.

---------------------------------------- -------------------------------------- --------------------------------------
                                         2004                                   2005
---------------------------------------- -------------------------------------- --------------------------------------

                                       2

---------------------------------------- -------------------------------------- --------------------------------------
Audit-Related Fees                       N/A                                    N/A
---------------------------------------- -------------------------------------- --------------------------------------
Tax Fees                                 N/A                                    N/A
---------------------------------------- -------------------------------------- --------------------------------------
All Other Fees                           N/A                                    $2,444,000
---------------------------------------- -------------------------------------- --------------------------------------
Total                                    N/A                                    $2,444,000
---------------------------------------- -------------------------------------- --------------------------------------

(e)(1) Pre-Approval Policies and Procedures. The Audit Committee ("Committee") of the registrant is responsible for pre-approving (i) all audit and permissible non-audit services to be provided by the independent registered public accounting firm to the registrant and (ii) all permissible non-audit services to be provided by the independent registered public accounting firm to CSAM and any Covered Services Provider if the engagement relates directly to the operations and financial reporting of the registrant. The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to the Chairperson of the Committee, and the Chairperson shall report to the Committee, at its next regularly scheduled meeting after the Chairperson's pre-approval of such services, his or her decision(s). The Committee may also establish detailed pre-approval policies and procedures for pre-approval of such services in accordance with applicable laws, including the delegation of some or all of the Committee's pre-approval responsibilities to other persons (other than CSAM or the registrant's officers). Pre-approval by the Committee of any permissible non-audit services shall not be required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the registrant, CSAM and any Covered Services Provider constitutes not more than 5% of the total amount of revenues paid by the registrant to its independent registered public accounting firm during the fiscal year in which the permissible non-audit services are provided; (ii) the permissible non-audit services were not recognized by the registrant at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(e)(2) The information in the table below sets forth the percentages of fees for services (other than audit, review or attest services) rendered by PwC to the registrant for which the pre-approval requirement was waived pursuant to Rule 2-01(c)(7)(i)(C) of Regulation S-X:

---------------------------------------- -------------------------------------- --------------------------------------
                                         2004                                   2005
---------------------------------------- -------------------------------------- --------------------------------------
Audit-Related Fees                       N/A                                    N/A
---------------------------------------- -------------------------------------- --------------------------------------
Tax Fees                                 N/A                                    N/A
---------------------------------------- -------------------------------------- --------------------------------------
All Other Fees                           N/A                                    N/A
---------------------------------------- -------------------------------------- --------------------------------------
Total                                    N/A                                    N/A
---------------------------------------- -------------------------------------- --------------------------------------

The information in the table below sets forth the percentages of fees for services (other than audit, review or attest services) rendered by PwC to CSAM and any Covered Services Provider required to be approved pursuant to Rule 2-01(c)(7)(ii)of Regulation S-X, for the registrant's fiscal years ended October 31, 2004 and October 31, 2005:

---------------------------------------- -------------------------------------- --------------------------------------
                                         2004                                   2005
---------------------------------------- -------------------------------------- --------------------------------------
Audit-Related Fees                       N/A                                    N/A
---------------------------------------- -------------------------------------- --------------------------------------
Tax Fees                                 N/A                                    N/A
---------------------------------------- -------------------------------------- --------------------------------------
All Other Fees                           N/A                                    N/A
---------------------------------------- -------------------------------------- --------------------------------------
Total                                    N/A                                    N/A
---------------------------------------- -------------------------------------- --------------------------------------

(f) Not Applicable.

(g) The aggregate fees billed by PwC for non-audit services rendered to the registrant, CSAM and Covered Service Providers for the fiscal years ended October 31, 2004 and October 31, 2005 were $6,823 and $5,589, respectively.

(h) Not Applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Form N-CSR disclosure requirement is not applicable to the registrant.

ITEM 6. SCHEDULE OF INVESTMENTS.

Included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Form N-CSR disclosure requirement is not applicable to the registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Form N-CSR disclosure requirement is not applicable to the registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Form N-CSR disclosure requirement is not applicable to the registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11. CONTROLS AND PROCEDURES.

(a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Registrant's Code of Ethics is an exhibit to this report.

(a)(2) The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

(a)(3) Not applicable.

(b) The certifications of the registrant as required by Rule 30a-2(b) under the Act are an exhibit to this report.

                                   SIGNATURES

                  Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                  CREDIT SUISSE EMERGING MARKETS FUND, INC.

                  /s/ Steven B. Plump
                  -------------------
                  Name:  Steven B. Plump
                  Title: Chief Executive Officer
                  Date:  January 9, 2006

                  Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                  /s/ Steven B. Plump
                  -------------------
                  Name:  Steven B. Plump
                  Title: Chief Executive Officer
                  Date:  January 9, 2006

                  /s/ Michael A. Pignataro
                  ------------------------
                  Name:  Michael A. Pignataro
                  Title: Chief Financial Officer
                  Date:  January 9, 2006